Description of the Business and Merger Transaction - Significant Sources and Uses of Cash (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 04, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Schedule Of Reverse Recapitalization [Line Items]
Merida expenses paid from the Trust at closing		$ 10,397	$ 0	$ 855
Net cash from the Trust to Leafly at closing		$ 582	$ 0
2021 Notes | Convertible Senior Notes
Schedule Of Reverse Recapitalization [Line Items]
Conversion ratio	0.3283
Merida
Schedule Of Reverse Recapitalization [Line Items]
Amount in Merida's trust account ("the Trust") at closing	$ 90,824
Total payment to Merida public redeeming stockholders	49,466
Amount available after paying Merida redeeming stockholders	41,358
Cash to escrow for Forward Share Purchase Agreements (see Note 13)	39,032
Remaining balance	2,326
Merida expenses paid from the Trust at closing	1,744
Net cash from the Trust to Leafly at closing	$ 582